Schedule of Investments (unaudited)	iShares® iBonds® 2022 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Agriculture — 2.5%
Altria Group Inc., 2.85%, 08/09/22	$1,255	$1,254,912
BAT Capital Corp., 2.76%, 08/15/22 (Call 08/09/22)	510	509,908
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	610	609,854
		2,374,674
Airlines — 0.6%
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	600	598,536

Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC
3.35%, 11/01/22	685	684,507
3.55%, 10/07/22	291	290,601
4.25%, 09/20/22	475	475,627
		1,450,735
Banks — 10.8%
Cooperatieve Rabobank U.A., 3.95%, 11/09/22	675	676,019
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	2,130	2,130,980
Deutsche Bank AG/New York NY, 3.30%, 11/16/22	1,425	1,424,273
M&T Bank Corp., 3.65%, 12/06/22 (Call 09/06/22)(a)	755	755,423
Morgan Stanley, 4.88%, 11/01/22	2,900	2,913,166
Natwest Group PLC, 6.13%, 12/15/22	1,920	1,934,515
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	525	524,675
		10,359,051
Chemicals — 2.9%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	885	885,425
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	875	875,429
Nutrien Ltd., 3.15%, 10/01/22 (Call 08/29/22)	385	385,138
RPM International Inc., 3.45%, 11/15/22 (Call 08/29/22)	600	599,370
		2,745,362
Commercial Services — 3.4%
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)(a)	825	824,802
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)(b)	2,200	2,132,482
Verisk Analytics Inc., 4.13%, 09/12/22	300	299,778
		3,257,062
Computers — 1.7%
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	1,235	1,235,556
HP Inc., 4.05%, 09/15/22(a)	435	435,400
		1,670,956
Diversified Financial Services — 1.5%
Discover Financial Services, 3.85%, 11/21/22	750	751,050
International Lease Finance Corp., 5.88%, 08/15/22	700	700,371
		1,451,421
Electric — 8.6%
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	600	597,924
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 08/19/22)	285	284,453
DTE Energy Co.
2.25%, 11/01/22	900	897,417
Series H, 0.55%, 11/01/22	835	830,992
Duke Energy Corp., 2.40%, 08/15/22 (Call 08/09/22)	725	724,594
Edison International
2.40%, 09/15/22 (Call 08/29/22)	375	374,108
3.13%, 11/15/22 (Call 10/15/22)	750	748,762
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	835	831,961
Security	Par (000)	Value

Electric (continued)
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)(a)	$960	$957,302
TransAlta Corp., 4.50%, 11/15/22 (Call 08/29/22)(a)	2,025	2,023,501
		8,271,014
Food — 1.1%
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	410	409,971
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 08/02/22)	675	675,000
		1,084,971
Health Care - Products — 1.5%
DH Europe Finance II Sarl, 2.05%, 11/15/22	1,490	1,484,710

Health Care - Services — 7.4%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	1,460	1,459,591
CommonSpirit Health, 2.95%, 11/01/22	940	941,466
Dignity Health, 3.13%, 11/01/22	1,425	1,421,423
Elevance Health Inc., 2.95%, 12/01/22 (Call 11/01/22)	1,260	1,258,715
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	865	863,400
3.15%, 12/01/22 (Call 09/01/22)	1,185	1,184,716
		7,129,311
Home Builders — 1.1%
DR Horton Inc., 4.38%, 09/15/22 (Call 08/29/22)	300	299,664
Lennar Corp., 4.75%, 11/15/22 (Call 08/30/22)	720	720,641
		1,020,305
Home Furnishings — 0.3%
Leggett & Platt Inc., 3.40%, 08/15/22	250	249,983

Household Products & Wares — 0.5%
Church & Dwight Co. Inc., 2.88%, 10/01/22	525	524,417

Insurance — 1.3%
Aon Corp., 2.20%, 11/15/22	590	588,496
Fidelity National Financial Inc., 5.50%, 09/01/22	390	389,856
Globe Life Inc., 3.80%, 09/15/22(a)	280	279,742
		1,258,094
Iron & Steel — 0.5%
Nucor Corp., 4.13%, 09/15/22 (Call 08/15/22)	464	463,675

Leisure Time — 2.4%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22(a)	2,320	2,303,737

Manufacturing — 5.0%
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/29/22)	625	623,900
Eaton Corp., 2.75%, 11/02/22	2,735	2,731,171
General Electric Co.
2.70%, 10/09/22	640	639,462
3.15%, 09/07/22(a)	550	550,160
Parker-Hannifin Corp., 3.50%, 09/15/22(a)	255	255,122
		4,799,815
Media — 2.2%
CSC Holdings LLC, 5.88%, 09/15/22	2,105	2,104,137

Mining — 2.1%
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 08/09/22)(a)(b)	1,435	1,355,228
Southern Copper Corp., 3.50%, 11/08/22	640	641,229
		1,996,457
Packaging & Containers — 1.6%
Graphic Packaging International LLC, 4.88%, 11/15/22 (Call 08/29/22)(a)	910	910,628

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2022 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Sealed Air Corp., 4.88%, 12/01/22 (Call 09/01/22)(b)	$584	$583,819
		1,494,447

Pharmaceuticals — 6.2%
AbbVie Inc.
2.30%, 11/21/22	1,190	1,187,787
2.90%, 11/06/22	1,075	1,073,936
3.20%, 11/06/22 (Call 09/06/22)	650	649,707
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	555	554,656
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	1,335	1,332,624
4.75%, 12/01/22 (Call 09/01/22)(a)	355	355,447
McKesson Corp., 2.70%, 12/15/22 (Call 09/15/22)(a)	760	757,895
		5,912,052
Pipelines — 3.5%
Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22 (Call 08/20/22)	1,005	1,004,960
MPLX LP, 3.50%, 12/01/22 (Call 11/01/22)	1,190	1,189,215
Ruby Pipeline LLC, 8.00%, 04/01/22(a)(b)(c)(d)	259	216,970
TransCanada PipeLines Ltd., 2.50%, 08/01/22	980	980,000
		3,391,145
Real Estate Investment Trusts — 1.5%
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)(a)	850	847,943
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	604	604,797
		1,452,740
Retail — 0.3%
O’Reilly Automotive Inc., 3.80%, 09/01/22 (Call 08/29/22)(a)	250	249,997

Semiconductors — 0.1%
Advanced Micro Devices Inc., 7.50%, 08/15/22	118	118,144

Software — 3.7%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	830	830,407
Oracle Corp., 2.50%, 10/15/22	2,025	2,021,983
Roper Technologies Inc.
0.45%, 08/15/22	90	89,897
3.13%, 11/15/22 (Call 08/15/22)	640	639,891
		3,582,178
Security	Par/ Shares (000)	Value

Telecommunications — 2.5%
Sprint Communications LLC, 6.00%, 11/15/22	$1,977	$1,989,633
Vodafone Group PLC, 2.50%, 09/26/22	415	414,639
		2,404,272
Transportation — 0.8%
JB Hunt Transport Services Inc., 3.30%, 08/15/22	335	334,839
Ryder System Inc., 2.50%, 09/01/22 (Call 08/29/22)	430	429,463
		764,302
Total Long-Term Investments — 79.1%
(Cost: $76,292,896)		75,967,700

Short-Term Securities

Money Market Funds — 27.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(e)(f)(g)	9,117	9,115,958
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(e)(f)	17,660	17,660,000

Total Short-Term Securities — 27.9%
(Cost: $26,774,812)		26,775,958

Total Investments in Securities — 107.0%
(Cost: $103,067,708)		102,743,658

Liabilities in Excess of Other Assets — (7.0)%		(6,738,629)

Net Assets — 100.0%		$96,005,029

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.

(d)	Non-income producing security.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,234,299	$2,884,711	(a)	$—	$(3,854)	$802	$9,115,958	9,117	$22,606	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,280,000	14,380,000	(a)	—	—	—	17,660,000	17,660	34,934		—
					$(3,854)	$802	$26,775,958		$57,540		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2022 Term High Yield and Income ETF

July 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$75,967,700	$—	$75,967,700
Money Market Funds	26,775,958	—	—	26,775,958
	$26,775,958	$75,967,700	$—	$102,743,658

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